CONVERTIBLE DEBENTURES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Nov. 30, 2021	Nov. 30, 2019
Convertible Debentures
Deferred tax recovery				$ 122,201
Interest expense and accretion	$ 0	$ 12,752	$ 8,427